Merchandise Inventories, Net	12 Months Ended
Mar. 31, 2026
Merchandise Inventories, Net [Abstract]
MERCHANDISE INVENTORIES, NET

NOTE 4 – MERCHANDISE INVENTORIES, NET

Merchandise inventories, net consisted of the following:

	March 31, 2026	March 31, 2025
Luxury products	$10,620,771	$364,856
Beauty products	2,289,411	2,358,327
Other products	1,032,295	1,019,066
Health products	491,283	628,554
Merchandise inventories, net	$14,433,760	$4,370,803

As of March 31, 2026 and 2025, allowance for obsolete and slow-moving inventory was $38,569 and $132,904, respectively.